Consolidated Balance Sheets [Parenthetical] (ILS) In Thousands, except Per Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Common stock, par value (in dollars per share)	0.01	0.01
Common stock, shares authorized	60,000	60,000
Common stock, shares issued	38,669	38,372
Common stock, shares outstanding	38,669	38,372